Cash ,Cash Equivalents and Short-Term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash ,Cash Equivalents and Short-Term Bank Deposits

	December 31, 2022	December 31, 2021
Short-term deposits	53,090	86,718
Current bank accounts	34,746	18,485
Cash in transit	3,043	2,803
Petty cash	2	31
Allowance for expected credit losses	(412)	—

Cash and cash equivalents	90,469	108,037

Short-term bank deposits with maturity exceeding 3 months	—	17,954
Cash, cash equivalents and short-term bank deposits	90,469	125,991

Summary of expected credit losses of cash and cash equivalents
Set out below is the movement in the allowance for expected credit losses of cash and cash equivalents:

	2022	2021
Balance at the beginning of the year	—	—
Allowance for expected credit losses	(412)	—

Balance at the end of the year	(412)	—